Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Penalty payable	[1]	¥ 8,620	¥ 47,419
Refundable deposits from members, current		4,044	14,899
Payable for investments and acquisitions			5,006
Payable to former shareholders of acquirees			9,279
Accrued payroll	[2]	9,503	28,195
VAT payable		474	1,874
Other taxes payable		902	2,101
Interests payable		65	82
Third-party loans	[3]	330	23,243
Amounts reimbursable to employees		220	1,588
Others		8,634
Total		¥ 32,792	¥ 133,686

[1]	This item represents penalty for early termination of lease, overdue rent and legal proceedings.
[2]	On January 1, 2024, the Group granted 620,000 share options to employees under the 2020 Plan at an exercise price of US$0.00021 per share, respectively. The expiration date of the share options was the 10th anniversary of the date of grant. The option shall 100% vest and become exercisable upon the date of grant. The grant date fair value of option is estimated to be RMB17,516. The Group accrued RMB17,516 payroll payable in accrued expense and other current liabilities as of December 31, 2023.
[3]	This item represents loans borrowed from third party individuals or companies with annual interest rate from 0% to 10%.